EQUITY METHOD INVESTMENT (Details Narrative)	Mar. 27, 2026 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CAD ($)	Mar. 30, 2026	Mar. 27, 2026 $ / shares	Dec. 31, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Total purchase price			$ 1,986,308
Gilad [member]
IfrsStatementLineItems [Line Items]
Number of previously unissued common shares | shares	43
Total purchase price	$ 1,000,000	$ 750,000
Number of shares in consideration | shares	14
Payment to vendor	$ 250,000
Subordinate voting shares | shares	169,811
Subordinate voting per share | $ / shares					$ 0.589
Acquired percentage				40.00%
Gilad [member] | Four equal quarterly instalments [member]
IfrsStatementLineItems [Line Items]
Total purchase price	$ 250,000
Gilad [member] | Three equal quarterly instalments [member]
IfrsStatementLineItems [Line Items]
Total purchase price		$ 250,000